Goodwill - Summary of Goodwill (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at the beginning	₨ 1,164.5	$ 16.8	₨ 6,733.2
Impairment	(81.1)	(1.2)		₨ (142.5)
Reversal of/(classified as) held for sale	6,399.2	92.6	(5,579.1)
Currency translation	(3.9)	(0.1)	10.4
Balance at the end	₨ 7,478.7	$ 108.1	₨ 1,164.5	₨ 6,733.2